Other Receivables - Summary of Other Receivables (Detail) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other receivables [abstract]
Rent deposit	£ 408	£ 407
VAT recoverable	387	370
Other	624	239
Total	£ 1,419	£ 1,016